Financial Instruments (Details 4) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Balance as of January 1, 2019
Initial fair value	(4,276)	[1]
Amount reclassified to equity due to note conversion	(1,991)
Amounts recorded as finance expenses (income)	620
Balance as at December 31, 2019	2,905	[2]
Financial derivatives [Member]
Statement Line Items [Line Items]
Balance as of January 1, 2019
Initial fair value	805	[1]
Amount reclassified to equity due to note conversion
Amounts recorded as finance expenses (income)	(487)
Balance as at December 31, 2019	318	[2]
Convertible notes [Member]
Statement Line Items [Line Items]
Balance as of January 1, 2019
Initial fair value	1,569	[1]
Amount reclassified to equity due to note conversion	(1,991)
Amounts recorded as finance expenses (income)	1,645
Balance as at December 31, 2019	1,223	[2]
Warrants [Member]
Statement Line Items [Line Items]
Balance as of January 1, 2019
Initial fair value	1,902	[1]
Amount reclassified to equity due to note conversion
Amounts recorded as finance expenses (income)	(538)
Balance as at December 31, 2019	$ 1,364	[2]

[1]	The initial fair value is presented net of the difference between the fair value and the consideration received, see note 11.B.4.
[2]	Presented net of the loss not initially recognized- as of December 31, 2019- $4,717,000.